FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 1,503	£ 2,032
Unearned future finance income on finance leases	(440)	(478)
Rentals received in advance	(16)	(18)
Net investment in finance leases	1,047	1,536
The Group | Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	308	484
Net investment in finance leases	237	404
The Group | Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	180	340
Net investment in finance leases	135	322
The Group | Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	143	174
Net investment in finance leases	104	126
The Group | Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	191	138
Net investment in finance leases	159	98
The Group | Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	110	201
Net investment in finance leases	86	166
The Group | Over 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	571	695
Net investment in finance leases	326	420
The Bank
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	31	93
Unearned future finance income on finance leases	0	0
Rentals received in advance	(1)	0
Net investment in finance leases	30	93
The Bank | Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	18	70
Net investment in finance leases	17	70
The Bank | Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	2	6
Net investment in finance leases	2	6
The Bank | Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	2	6
Net investment in finance leases	2	6
The Bank | Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	7	6
Net investment in finance leases	7	6
The Bank | Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	2	5
Net investment in finance leases	2	5
The Bank | Over 5 years
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	0	0
Net investment in finance leases	£ 0	£ 0